Note 11 - Revenue Recognition - Revenue Attributed to United States and All Other Countries (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Net sales	$ 15,883,847	$ 15,634,760	$ 15,741,114	$ 11,876,573	$ 13,887,407	$ 13,639,169	$ 14,863,428	$ 12,887,396	$ 59,136,294	$ 55,277,400	$ 71,324,446
UNITED STATES
Net sales									48,537,091	44,661,958	58,207,966
Non-US [Member]
Net sales									$ 10,599,203	$ 10,615,442	$ 13,116,480